Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Carrying Amounts and Fair Values of the Group's Financial Instruments

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As of December 31, 2023		As of December 31, 2024
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$’000	$’000	$’000	$’000
Financial assets
Wealth management product	7	7	7	7
Total.	7	7	7	7
Financial liabilities
Financial liabilities at FVTPL	—	—	—	—
Total.	—	—	—	—

Schedule of Fair Value Measurement Hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	7	—	—	7
Total	7	—	—	7
Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	7	—	—	7
Total	7	—	—	7